Share capital, warrants and other capital (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Fair Value of Warrants Assumptions

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk- free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	1,435,682	1.48	1.8125	0.58734%	119.18%	4.99	0.00%
February 2021 Placement agent warrants – Underwriter Option	215,352	1.48	1.8125	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2021 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)

(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the issuance date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Summary of Warrants Exercise Transactions

	Number Exercised	Exercise Price	Cash Receipts
September 2019 Investor warrants	2,000,000	$1.65	$3,300,000
February 2020 Investor warrants	1,739,130	$1.20	$2,086,956
July 2020 Investor warrants	20,945,555	$0.45	$9,425,500
July 2020 Placement Agent warrants	1,866,667	$0.5625	$1,050,000
August 2020 Investor warrants	7,589,883	$0.47	$3,567,245
August 2020 Placement Agent warrants	869,952	$0.7040625	$612,501
	35,011,187		$20,042,202

Schedule of Warrants Activity Reclassified into Equity

		Weighted average exercise price
	Number	(US$)	$
Balance – January 1, 2020	—	—	—
Warrant liability reclassified to equity	16,368,033	0.8556	7,377
Warrants issued as equity, net (July 2020)	28,533,333	0.4574	5,025
Balance – December 31, 2020	44,901,366	0.6025	12,402
Warrants granted	1,651,034	1.8125	1,897
Warrants exercised	(35,011,187)	0.5725	(9,728)
Allocation of transaction costs to share capital	—	—	532 533
Balance – September 30, 2021	11,541,213	0.8668	5,103

Disclosure of Change in Stock Options Issued

	Nine months ended September 30, 2021
	US$ Stock options	Weighted average exercise price	DSUs
	(Number)	(US$)	(Number)
Balance – January 1, 2021	506,400	1.44	173,000
Granted	—	—	280,000
Exercised)	—	—	(30,000)
Balance – September 30, 2021	506,400	1.44	423,000